Fulfillment expense	12 Months Ended
Dec. 31, 2020
Fulfillment expense
Fulfillment expense

22      Fulfillment expense

Fulfillment expense is comprised of the following:

	For the year ended December 31,
In thousands of EUR	2018	2019	2020
Fulfillment staff costs	16,970	20,872	17,558
Fulfillment centers expense	3,573	4,920	3,623
Freight and shipping expense	29,923	51,600	48,132
Fulfillment expense	50,466	77,392	69,313

During 2020, the Group’s fulfillment expense has decreased primarily due to a number of operational enhancements across our logistics operations. These enhancements included a change in our volume pricing model from cost per package to cost per stop, improvements in our cross-border shipping matrix alongside staff costs savings in our fulfillment centers.